HEDGE ACCOUNTING - Movements of other comprehensive income related to hedges of net investment in foreign operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Hedges of net investment in foreign operations [abstract]
Hedged Items	$ (630,465)	$ 514,713	$ (797,514)
Hedging financial liabilities in foreign currency	613,587	(500,007)	$ 760,997
Net OCI account	(16,878)	14,706
Multi Financial Holding
Hedges of net investment in foreign operations [abstract]
Hedged Items	(306,047)	248,173
Hedging financial liabilities in foreign currency	299,545	(244,040)
Net OCI account	(6,502)	4,133
Other subsidiaries and branches Banco de Bogot
Hedges of net investment in foreign operations [abstract]
Hedged Items	(111,614)	93,700
Hedging financial liabilities in foreign currency	107,115	(88,419)
Net OCI account	(4,499)	5,281
Occidental Bank Barbados Ltd.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(29,882)	23,613
Hedging financial liabilities in foreign currency	29,882	(23,613)
Banco de Occidente Panama. S.A.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(54,605)	39,893
Hedging financial liabilities in foreign currency	54,605	(39,893)
Sociedad Portuaria El Cayao S.A. E.S.P.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(16,652)	15,975
Hedging financial liabilities in foreign currency	16,652	(15,974)
Net OCI account		1
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(21,212)	18,181
Hedging financial liabilities in foreign currency	15,335	(12,890)
Net OCI account	(5,877)	5,291
Gas Natural de Lima y Callao S.A.C. - Calidda
Hedges of net investment in foreign operations [abstract]
Hedged Items	(71,648)	58,205
Hedging financial liabilities in foreign currency	71,648	(58,205)
Promigas Per S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(3,143)	2,830
Hedging financial liabilities in foreign currency	3,143	(2,830)
Gases del Norte del Peru S.A.C.
Hedges of net investment in foreign operations [abstract]
Hedged Items	(15,654)	14,139
Hedging financial liabilities in foreign currency	15,654	(14,139)
Promigas Panam Corporation
Hedges of net investment in foreign operations [abstract]
Hedged Items	(2)
Hedging financial liabilities in foreign currency	2
Promigas USA INC
Hedges of net investment in foreign operations [abstract]
Hedged Items	(6)	4
Hedging financial liabilities in foreign currency	$ 6	$ (4)